BORROWINGS (Tables)	12 Months Ended
Sep. 27, 2019
Debt Disclosure [Abstract]
Schedule of Short-Term and Long-Term Debt
The following table summarizes the Company's short-term and long-term debt:

	September 27, 2019		September 28, 2018
(In millions, except for percentages)	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Current maturities of long-term debt
Term facility	$29.4	5.6%	$25.0	4.2%
Other debt	1.3		—
Total current maturities of long-term debt	$30.7		$25.0

Non-current maturities of long-term debt:
Revolving credit facility	$59.0	5.6%	$28.0	4.2%
Term facility	308.6	5.6%	345.0	4.2%
Other debt	2.5		—
Debt issuance costs	(5.7)		(8.2)
Non-current maturities of long-term debt	364.4		364.8
Total long-term debt, net	$395.1		$389.8

Schedule of Maturities of Long-term Debt
Future principal payments of the long-term debt outstanding as of September 27, 2019 are as follows:

(In millions)
Fiscal years:
2020	$30.7
2021	34.3
2022	335.8
Total debt outstanding	400.8
Less: current maturities of long-term debt	(30.7)
Non-current portion of long -term debt	$370.1